INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes Tables
Schedule of income tax expenses

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rates of 27.00% and 26.00% to income before income taxes.

For the years ended December 31,	2019	2018	2017
Loss before income taxes	$147,137	$160,856	$183,934
Statutory income tax rate	27.00%	27.00%	26.00%
Expected income tax benefit	39,727	43,431	47,823
Items not deductible for income tax purposes	(8)	(82)	—
Effect of change in tax rates	—	80,776	—
Underprovided in prior years	107,695	13,017	(125,118)
Unrecognized benefit of deferred tax assets	(147,414)	(137,142)	77,295
Income tax expense	$—	$—	$—

Schedule of unrecognized deductible temporary differences and unused tax losses

The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

For the years ended December 31,	2019	2018
Excess of unused exploration expenditures over carrying value of mineral property interests	$2,656,168	$2,656,168
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	698,593
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	4,085,102	3,937,688
Capital losses carried forward	999,649	993,649
Unrecognized deductible temporary differences	$8,433,759	$8,286,345

Schedule of unrecognized unused non-capital tax losses

The non-capital losses have expiry dates as follows:

2027	$590,000	$590,000
2028	306,000	306,000
2029	487,000	487,000
2030	454,000	454,000
2031	336,000	336,000
2032	122,000	122,000
2033	213,000	213,000
2034	457,000	457,000
2035	344,000	344,000
2036	284,000	284,000
2037	184,000	184,000
2038	161,000	161,000
2039	147,000	—
	$4,085,000	$3,938,000